Income Tax Provision (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Net operating loss carryforwards	$ 678,000	$ 201,770
Derivative liability	27,000
Right of use asset	10,000
Total deferred tax assets	715,000	201,770
Deferred tax asset valuation allowance	(642,000)	(201,770)
Net deferred tax assets	73,000	0
Deferred tax liabilities
Lease liability	(10,000)
Convertible notes	(63,000)
Net deferred tax assets